Intangible assets, airport concessions and goodwill - Net: (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Aerostar segment [Member]
Discount rate	10.93%	10.00%
Discount rate for the value in use method	11.75%	11.75%
Annual average of revenue growth	4.14%	2.44%
Output Passenger Growth Rate	2.50%	1.88%
Level of the fair value hierarchy of value recoverable from the CGU	3	3
Airplan segment [Member]
Discount rate	10.46%	10.07%
Discount rate for the value in use method	15.12%	15.12%
Annual average of revenue growth	3.10%	3.10%
Output Passenger Growth Rate	4.50%	3.80%
Level of the fair value hierarchy of value recoverable from the CGU	3	3